Trade, Other Receivables and Other assets - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of trade and other receivables [line items]
Trade and other receivables overdue	€ 0.0
Impairment loss	0.0
Increase in prepaid expenses	0.7
Prepaid Expenses subject to capitalization	0.5
Walloon Region [Member]
Disclosure of trade and other receivables [line items]
Grant Receivables Due To Related Parties	€ 0.1